PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Components of net periodic benefit cost (credit)
Recognized loss on settlements		$ 0.5	$ 444.1	$ 93.7
ADPP
Components of net periodic benefit cost (credit)
Recognized loss on settlements			444.0
Settlements			753.0
Employer contributions	$ 200.0
Tax benefit associated with termination of pension plan			179.0
U.S. | ADPP
Components of net periodic benefit cost (credit)
Employer contributions			$ 10.0
International | Equity Securities
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)		37.00%
International | Fixed income securities and cash
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)		53.00%
International | Other investments
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)		10.00%